Non-Controlling Interest (Details) - Schedule of Financial Information of the Subsidiaries Included in the Consolidation of the Bank that Possess Non-Controlling Interests - CLP ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Financial Information of the Subsidiaries Included in the Consolidation of the Bank that Possess Non-Controlling Interests [Line Items]
Assets	$ 1,207,129	$ 1,372,684	$ 1,588,588
Liabilities	974,720	1,138,470	1,264,340
Capital	208,829	199,121	284,938
Net income	23,580	35,093	39,310
Santander Corredora de Seguros Limitada
Schedule of Financial Information of the Subsidiaries Included in the Consolidation of the Bank that Possess Non-Controlling Interests [Line Items]
Assets	32,876	31,758	92,541
Liabilities	12,878	13,895	13,093
Capital	17,861	9,576	71,121
Net income	2,137	8,287	8,327
Santander Corredores de Bolsa Limitada
Schedule of Financial Information of the Subsidiaries Included in the Consolidation of the Bank that Possess Non-Controlling Interests [Line Items]
Assets	92,155	99,325	321,411
Liabilities	31,758	43,087	270,952
Capital	56,243	52,054	46,863
Net income	4,154	4,184	3,596
Santander Asesorias Financieras Limitada
Schedule of Financial Information of the Subsidiaries Included in the Consolidation of the Bank that Possess Non-Controlling Interests [Line Items]
Assets	15,295	5,023	60,640
Liabilities	3,205	1,442	2,725
Capital	3,582	354	53,082
Net income	8,508	3,227	4,833
Santander S.A. Sociedad Securitizadora
Schedule of Financial Information of the Subsidiaries Included in the Consolidation of the Bank that Possess Non-Controlling Interests [Line Items]
Assets	722	879	1,107
Liabilities	326	345	398
Capital	534	709	857
Net income	(138)	(175)	(148)
Klare Corredora de Seguros S.A.
Schedule of Financial Information of the Subsidiaries Included in the Consolidation of the Bank that Possess Non-Controlling Interests [Line Items]
Assets	0	1,891	2,153
Liabilities	0	3,610	1,440
Capital	1,955	713	3,272
Net income	(1,955)	(2,432)	(2,559)
Santander Consumer Chile S.A.
Schedule of Financial Information of the Subsidiaries Included in the Consolidation of the Bank that Possess Non-Controlling Interests [Line Items]
Assets	1,049,387	923,790	884,701
Liabilities	922,136	806,607	784,146
Capital	117,183	100,555	79,755
Net income	10,068	16,628	20,800
Santander Gestión de Recaudación y Cobranzas Ltda.
Schedule of Financial Information of the Subsidiaries Included in the Consolidation of the Bank that Possess Non-Controlling Interests [Line Items]
Assets	11,429	11,273	8,037
Liabilities	2,443	2,755	1,049
Capital	8,518	6,988	4,820
Net income	468	1,530	2,168
Bansa Santander S.A.
Schedule of Financial Information of the Subsidiaries Included in the Consolidation of the Bank that Possess Non-Controlling Interests [Line Items]
Assets	0	292,937	213,661
Liabilities	0	264,601	189,411
Capital	(727)	24,249	21,011
Net income	727	4,087	3,239
Multiplica Spa
Schedule of Financial Information of the Subsidiaries Included in the Consolidation of the Bank that Possess Non-Controlling Interests [Line Items]
Assets	2,883	3,518	4,337
Liabilities	857	989	1,126
Capital	2,529	3,211	4,157
Net income	(503)	(682)	(946)
PagoNxt Trade Chile SpA [Member]
Schedule of Financial Information of the Subsidiaries Included in the Consolidation of the Bank that Possess Non-Controlling Interests [Line Items]
Assets	2,382	2,290	0
Liabilities	1,117	1,139	0
Capital	1,151	712	0
Net income	$ 114	$ 439	$ 0